Income taxes - Tax losses expiration (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Unrecognized deferred tax asset	$ 177,180,704	$ 150,144,726
Non-capital losses carried forward
Income taxes
Unrecognized deferred tax asset	161,871,672	137,626,777
Non-capital losses carried forward | 2036
Income taxes
Unrecognized deferred tax asset	1,368,251
Non-capital losses carried forward | 2037
Income taxes
Unrecognized deferred tax asset	5,394,543
Non-capital losses carried forward | 2038
Income taxes
Unrecognized deferred tax asset	636,497
Non-capital losses carried forward | 2039
Income taxes
Unrecognized deferred tax asset	9,573,962
Non-capital losses carried forward | 2040
Income taxes
Unrecognized deferred tax asset	15,090,249
Non-capital losses carried forward | 2041
Income taxes
Unrecognized deferred tax asset	26,175,446
Non-capital losses carried forward | 2042
Income taxes
Unrecognized deferred tax asset	29,473,150
Non-capital losses carried forward | 2043
Income taxes
Unrecognized deferred tax asset	22,786,484
Non-capital losses carried forward | 2044
Income taxes
Unrecognized deferred tax asset	24,630,208
Non-capital losses carried forward | 2045
Income taxes
Unrecognized deferred tax asset	26,742,882
Scientific Research & Experimental Development
Income taxes
Unrecognized deferred tax asset	$ 15,132,426	$ 12,340,372